Note 21 - Other Comprehensive Income From Disposable Groups (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Comprehensive Income From Disposable Groups Line Item
Actuarial Gains Or Losses On Defined Benefit Pension Plans	€ (66,000,000)	€ (80,000,000)	€ (69,000,000)
Coverage Of Net Investments In Foreign Operations Effective Portion	(432,000,000)	(432,000,000)	(432,000,000)
Foreign Currency Translation USA Disposable Group	801,000,000	1,576,000,000	1,337,000,000
Hedging Derivatives Cash Flow Hedges Effective Portion	250,000,000	81,000,000	5,000,000
Changes Fair Value Of Debt Instuments Fair Value Through Other Comprehensive Income USA	70,000,000	(11,000,000)	(130,000,000)
Total Other Comprehensive Income USA Statement	€ 622,000,000	€ 1,134,000,000	€ 710,000,000